MSRM 2020-1 ABS 15G

Exhibit 99.2 Schedule 2

Client Name:
Client Project Name:	MSRM 2020-1
Start - End Dates:	8/6/2020 - 10/23/2020
Deal Loan Count:	24

Loan Level Tape Compare Upload

Loans in Report	24
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
5053508	XXXXXX	Months Reserves	275.00	199.32
5053508	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
5053748	XXXXXX	Months Reserves	32.00	32.77
5053748	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
5054096	XXXXXX	Months Reserves	52.00	30.18
5053507	XXXXXX	Debt to Income Ratio (Back)	35.2210	37.3409
5053507	XXXXXX	Months Reserves	268.00	489.39
5053903	XXXXXX	Debt to Income Ratio (Back)	37.1180	17.9002
5053903	XXXXXX	Months Reserves	23.00	19.47
5053463	XXXXXX	Months Reserves	19.00	31.60
5052765	XXXXXX	Months Reserves	108.00	116.13
5053506	XXXXXX	Months Reserves	84.00	96.11
5053505	XXXXXX	Borrower 1 First Name	XXXXXX	XXXXXX
5053505	XXXXXX	Debt to Income Ratio (Back)	42.9790	39.5075
5053505	XXXXXX	Months Reserves	631.00	445.89
5053505	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
5054080	XXXXXX	Borrower 1 First Name	XXXXXX	XXXXXX
5054080	XXXXXX	Months Reserves	43.00	47.24
5052882	XXXXXX	Debt to Income Ratio (Back)	31.8740	39.4041
5052882	XXXXXX	Months Reserves	19.00	18.22
5053738	XXXXXX	Months Reserves	39.00	39.57
5053467	XXXXXX	Disbursement Date	09/03/2020	09/01/2020
5053467	XXXXXX	Months Reserves	28.00	30.84
5053503	XXXXXX	Months Reserves	102.00	80.14
5054207	XXXXXX	Debt to Income Ratio (Back)	28.3870	25.2637
5054207	XXXXXX	HOA Monthly Premium	200.00	16.67
5054207	XXXXXX	Months Reserves	50.00	44.16
5054207	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
5053663	XXXXXX	Months Reserves	26.00	27.29
5053683	XXXXXX	Debt to Income Ratio (Back)	42.3480	40.1303
5053683	XXXXXX	Months Reserves	22.00	57.88
5054214	XXXXXX	Months Reserves	188.00	263.63
5054214	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
5054214	XXXXXX	Property Type	Condotel	Site Condo
5053862	XXXXXX	Months Reserves	87.00	88.61
5053873	XXXXXX	Debt to Income Ratio (Back)	32.3360	36.8244
5053873	XXXXXX	Months Reserves	27.00	51.46
5053905	XXXXXX	HOA Monthly Premium	51.00	51.42
5053905	XXXXXX	Months Reserves	120.00	82.94
5053904	XXXXXX	Debt to Income Ratio (Back)	42.2480	38.2650
5053904	XXXXXX	Months Reserves	98.00	58.15
5054106	XXXXXX	Months Reserves	20.00	17.41
5054215	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
5054215	XXXXXX	Months Reserves	35.00	32.85

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